Share Capital (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

B) Issued and Outstanding

	June 30, 2019		December 31, 2018
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,790	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 21)	13	-	-	-
Outstanding, End of Period	1,228,803	11,040	1,228,790	11,040